Fair value of financial instruments (Details 1) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Disclosure of Fair value of financial instruments [Line Items]
Cash and cash equivalent		$ 672,048	$ 1,069,538
Acceptances		6,369	19,387
Interest receivable		30,872	44,187
Securities at amortized cost	[1]	68,934	77,214
Loans, net	[2]	5,419,379	5,907,494
Deposits		2,928,844	2,802,852
Acceptances		6,369	19,387
Interest payable		15,816	16,603
Short-term borrowings and debt		1,072,723	1,470,075
Long-term borrowings and debt		1,138,844	1,776,738
Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure of Fair value of financial instruments [Line Items]
Cash and cash equivalent		672,048	1,069,538
Acceptances		6,369	19,387
Interest receivable		30,872	44,187
Securities at amortized cost	[1]	69,006	76,406
Loans, net	[2]	5,520,604	6,021,006
Deposits		2,928,844	2,802,852
Acceptances		6,369	19,387
Interest payable		15,816	16,603
Short-term borrowings and debt		1,072,483	1,470,045
Long-term borrowings and debt		1,158,534	1,808,228
Level 1 of fair value hierarchy [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure of Fair value of financial instruments [Line Items]
Cash and cash equivalent	[3]	0	0
Acceptances	[3]	0	0
Interest receivable	[3]	0	0
Securities at amortized cost	[1],[3]	50,581	73,406
Loans, net	[2],[3]	0	0
Deposits	[3]	0	0
Acceptances	[3]	0	0
Interest payable	[3]	0	0
Short-term borrowings and debt	[3]	0	0
Long-term borrowings and debt	[3]	0	0
Level 2 of fair value hierarchy [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure of Fair value of financial instruments [Line Items]
Cash and cash equivalent	[4]	672,048	1,069,538
Acceptances	[4]	6,369	19,387
Interest receivable	[4]	30,872	44,187
Securities at amortized cost	[1],[4]	8,447	3,000
Loans, net	[2],[4]	5,520,604	6,021,006
Deposits	[4]	2,928,844	2,802,852
Acceptances	[4]	6,369	19,387
Interest payable	[4]	15,816	16,603
Short-term borrowings and debt	[4]	1,072,483	1,470,045
Long-term borrowings and debt	[4]	1,158,534	1,808,228
Level 3 of fair value hierarchy [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure of Fair value of financial instruments [Line Items]
Cash and cash equivalent	[5]	0	0
Acceptances	[5]	0	0
Interest receivable	[5]	0	0
Securities at amortized cost	[1],[5]	9,978	0
Loans, net	[2],[5]	0	0
Deposits	[5]	0	0
Acceptances	[5]	0	0
Interest payable	[5]	0	0
Short-term borrowings and debt	[5]	0	0
Long-term borrowings and debt	[5]	$ 0	$ 0

[1]	The carrying value of securities at amortized cost is net of the allowance for expected credit losses of $0.2 million for December 31, 2017 and $0.6 million for December 31, 2016.
[2]	The carrying value of loans at amortized cost is net of the allowance for expected credit losses of $81.3 million and unearned interest and deferred fees of $5.0 million for December 31, 2017; allowance for expected credit losses of $106.0 million and unearned interest and deferred fees of $7.2 million for December 31, 2016.
[3]	Level 1: Quoted market prices in an active market.
[4]	Level 2: Quoted market prices in an inactive market or internally developed models with significant observable market.
[5]	Level 3: Internally developed models with significant unobservable market information.